Income taxes (Income Before Taxes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income taxes [Line Items]
PRC	$ 154,833,605	$ 112,781,760	$ 246,985,362
Non PRC	(35,840,702)	(33,727,777)	(36,969,248)
Income from operations before income taxes	$ 118,992,903	79,053,983	210,016,114
PRC [Member]
Income taxes [Line Items]
Corporate income tax rate (as a percent)	25.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	10.00%
HK subsidiaries [Member]
Income taxes [Line Items]
Corporate income tax rate (as a percent)	16.50%
Assessable Income (Loss )	$ 0	0	0
US subsidiaries [Member]
Income taxes [Line Items]
Corporate income tax rate (as a percent)	42.00%
Provision for income taxes	$ 0	0	0
Income from operations before income taxes	$ 12,905,812	(5,506,026)	(729,628)
Malaysia [Member]
Income taxes [Line Items]
Corporate income tax rate (as a percent)	25.00%
Provision for income taxes	$ 0	$ 0	$ 0